SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2016
SEGMENT REPORTING [Abstract]
Schedule of segment information
	For the year ended December 31, 2016
	Network	Premium cancer Hospital	Total
	RMB	RMB	RMB	US$
Revenues from external customers	443,601	11,441	455,042	65,540
Cost of sales	(247,510)	(39,033)	(286,543)	(41,271)
Gross profit (loss)	196,091	(27,592)	168,499	24,269

	For the year ended December 31, 2015
	Network	Premium cancer Hospital	Total
	RMB	RMB	RMB
Revenues from external customers	597,746	18,739	616,485
Cost of sales	(321,285)	(32,051)	(353,336)
Gross profit (loss)	276,461	(13,312)	263,149

	For the year ended December 31, 2014
	Network	Hospital	Total

Revenues from external customers	606,883	—	606,883
Cost of sales	(274,562)	—	(274,562)
Gross profit (loss)	332,321	—	332,321

Segment Assets

	As at December 31
	2015	2016	2016
	RMB	RMB	US$
Segment assets
Network	2,742,272	2,227,718	320,858
Premium cancer hospital	851,319	1,000,885	144,157
Total segment assets	3,593,591	3,228,603	465,015

Schdeule of net revenue by country based upon the sales location that predominately represents the customer location
	For the Years Ended December 31
	2014	2015	2016	2016
	RMB	RMB	RMB	US$

Revenues from the PRC	606,883	597,746	443,601	63,892
Revenues from Singapore	—	18,739	11,441	1,648
Total revenues	606,883	616,485	455,042	65,540

Schdeule of total long-lived assets excluding financial instruments, intangible assets and deferred tax assets by country
	As at December 31
	2015	2016	2016
	RMB	RMB	US$
The PRC	666,852	493,794	71,121
Singapore	251,963	281,544	40,551
Total long-lived assets	918,815	775,338	111,672